Confirming Payables (Details 1)	12 Months Ended
Dec. 31, 2023
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Liabilities that are part of confirming payables	60 days
Comparable trade payables thar are not part of a confirming payables	30 days
Top of range [member]
IfrsStatementLineItems [Line Items]
Liabilities that are part of confirming payables	210 days
Comparable trade payables thar are not part of a confirming payables	120 days